Long-Term Debt, Net - Firment Shipping Inc. and Convertible Note (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended
	Mar. 13, 2019	Apr. 23, 2019	Jun. 25, 2020	Jun. 22, 2020	Jul. 27, 2020	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2021	May 08, 2020
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings							$ 0	$ 43,700	$ 15,700
Long-term borrowings, net of current portion							30,887	36,551
Borrowings							36,552	37,746
Loan Balance							37,000	38,487
Shares issued during period				342,857
Gain/(Loss) on derivative financial instruments							$ (1,647)	1,950	$ (131)
Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Facility, Maximum borrowing capacity						$ 15,000
Line Of Credit Facility Drawndown Amounts Multiples						$ 100
Borrowings, maturity							Apr. 01, 2021
Interest rate						3.50%				7.00%
Default Interest Rate						2.00%
Pricing period multiplied						80.00%
Conversion price		$ 280
Long-term borrowings, net of current portion								307
Fair value of derivative financial instruments, net of current portion								524
Borrowings		$ 3,100
Accrued interest		$ 70
Loan Balance							$ 0	800
Shares issued during period		11,322
Gain/(Loss) on derivative financial instruments		$ 117			$ 220		$ (189)	$ 135
Repayments of current borrowings					$ 863
Weighted average
Disclosure of detailed information about borrowings [Line Items]
Interest rate							9.44%	8.66%
Minimum | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Proportion of ownership interests held by the controlling party							40.00%
Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Conversion price							$ 100
Debt instruments issued	$ 5,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Line of Credit Facility, Frequency of Payment and Payment Terms	annually
Proceeds from borrowings	$ 5,000
Long-term borrowings, net of current portion								$ 1,180
Fair value of derivative financial instruments, net of current portion	3,217							98
Borrowings							$ 1,168	1,789
Notional amount								1,691
Accrued interest								97
Loan Balance	$ 1,783							$ 3,309
Shares issued during period							11,678	8,676
Gain/(Loss) on derivative financial instruments			$ (1,343)					$ 1,815
Repayment of notes			$ 2,528
Amended and restated agreement | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Facility, Maximum borrowing capacity											$ 14,200
Borrowings, maturity							Oct. 31, 2021
Undrawn borrowing facilities							$ 14,200	$ 11,100